Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Force Protection Video Equipment Corp.
Entity Central Index Key	0001518720
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false